Operating Segments Information - Revenue by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 6,585,079	$ 4,850,505	$ 5,812,788
United States
Disclosure of geographical areas [line items]
Revenue	3,975,215	3,368,262	4,140,201
Europe, the Middle East, and Africa
Disclosure of geographical areas [line items]
Revenue	805,226	451,283	695,193
Other
Disclosure of geographical areas [line items]
Revenue	$ 1,804,638	$ 1,030,960	$ 977,394